Aberdeen Diversified Income Fund

(formerly, Aberdeen Optimal Allocations Fund: Moderate)

Aberdeen Dynamic Allocation Fund

(formerly, Aberdeen Optimal Allocations Fund: Moderate Growth)

(collectively, the “Funds”)

Incorporated herein by reference is the supplement to the Funds’ prospectus pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 5, 2012 (SEC Accession No. 0001104659-12-067844).